COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Remainder through December 31, 2021	$ 61,575	$ 51,643
Year ending December 31, 2022	241,289
Year ending December 31, 2023	154,476
Year ending December 31, 2024	180,759
Year ending December 31, 2025 and thereafter	0
Total undiscounted finance lease payments	638,098
Less: Imputed interest	41,300
Total	$ 596,909	$ 51,643